UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33•	213,201	$218,464
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31•	4,293	4,547
Freddie Mac Structured Pass Through Securities
Series T-30 A5 7.884% 12/25/30t•	5,652	5,804
SLM Student Loan Trust
Series 2004-4 A4 0.396% 1/25/19•	5,856	5,836
Total Agency Asset-Backed Securities (cost $227,602)		234,651

Agency Collateralized Mortgage Obligations – 2.30%
E.F. Hutton Trust III
Series 1 A 1.001% 10/25/17•	3,304	3,308
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.991% 2/19/30•	42,472	49,357
Series 2002-T1 A2 7.00% 11/25/31	100,983	119,912
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,250	1,459
Series 2002-W1 2A 6.70% 2/25/42•	124,941	148,117
Series 2003-32 PH 5.50% 3/25/32	3,381	3,406
Series 2003-52 NA 4.00% 6/25/23	239,302	254,904
Series 2003-120 BL 3.50% 12/25/18	816,974	845,491
Series 2004-36 FA 0.579% 5/25/34•	556,590	554,581
Series 2004-49 EB 5.00% 7/25/24	69,775	76,962
Series 2005-66 FD 0.479% 7/25/35•	2,367,637	2,364,803
Series 2005-110 MB 5.50% 9/25/35	29,804	32,238
Series 2006-105 FB 0.599% 11/25/36•	193,193	193,606
Series 2010-29 PA 4.50% 10/25/38	249,292	256,394
Series 2010-75 NA 4.00% 9/25/28	879,855	916,711
Series 2011-88 AB 2.50% 9/25/26	433,578	440,577
Series 2011-105 FP 0.579% 6/25/41•	4,387,378	4,378,617
Series 2011-113 MC 4.00% 12/25/40	549,918	566,907
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	313,103	328,486
Series 2931 GC 5.00% 1/15/34	171,735	179,386
Series 3016 FL 0.572% 8/15/35•	331,944	332,084
Series 3027 DE 5.00% 9/15/25	72,878	79,903
Series 3067 FA 0.532% 11/15/35•	5,694,969	5,697,618
Series 3173 PE 6.00% 4/15/35	15,737	16,065
Series 3232 KF 0.632% 10/15/36•	191,440	191,760
Series 3241 FM 0.562% 11/15/36•	73,532	73,619
Series 3297 BF 0.422% 4/15/37•	1,702,486	1,699,978
Series 3316 FB 0.482% 8/15/35•	317,515	316,660

1 NQ-022 [9/13] 11/13 (11648)

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3416 GK 4.00% 7/15/22	1,767	$1,805
Series 3581 PE 4.50% 1/15/39	7,426,327	7,864,354
Series 3737 NA 3.50% 6/15/25	308,664	322,125
Series 3780 LF 0.582% 3/15/29t•	1,075,024	1,076,137
Series 3800 AF 0.682% 2/15/41•	3,772,336	3,789,859
Series 3803 TF 0.582% 11/15/28•	954,282	959,605
Series 4163 CW 3.50% 4/15/40	4,535,925	4,717,616
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42t	51,707	60,811
Series T-54 2A 6.50% 2/25/43t	1,183	1,413
Series T-58 2A 6.50% 9/25/43t	861,317	986,042
Series T-60 1A4C 4.859% 3/25/44t•	503,839	508,408
Total Agency Collateralized Mortgage Obligations (cost $40,217,079)		40,411,084

Agency Mortgage-Backed Securities – 15.79%
Fannie Mae
4.00% 9/1/20	5,049,470	5,362,295
6.50% 8/1/17	51,989	57,472
9.00% 11/1/15	41,102	43,278
10.00% 10/1/30	100,930	114,296
10.50% 6/1/30	26,684	27,426
Fannie Mae ARM
2.297% 12/1/33•	171,012	178,907
2.305% 8/1/34•	203,418	214,864
2.447% 3/1/38•	9,990	10,573
2.451% 8/1/36•	82,419	88,020
2.452% 4/1/36•	59,211	63,231
2.489% 7/1/36•	166,188	179,099
2.495% 6/1/36•	295,518	318,588
2.527% 6/1/34•	123,756	130,513
2.527% 7/1/36•	131,008	141,965
2.531% 11/1/35•	77,277	81,624
2.547% 4/1/36•	8,250	8,729
2.601% 4/1/36•	802,731	847,221
2.646% 11/1/35•	636,128	673,878
3.228% 9/1/38•	2,507,238	2,679,443
3.459% 1/1/41•	320,181	332,634
3.712% 11/1/39•	618,478	656,555
4.539% 11/1/39•	3,443,345	3,670,740
5.143% 8/1/35•	38,832	41,626
Fannie Mae FHAVA
7.50% 3/1/25	3,363	3,374

2 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae FHAVA
10.00% 1/1/19	38,608	$39,408
Fannie Mae S.F. 15 yr
2.50% 2/1/28	4,487,241	4,519,295
2.50% 3/1/28	4,404,032	4,436,243
3.00% 11/1/27	51,317	53,208
4.00% 11/1/25	14,383,729	15,391,243
4.50% 9/1/20	2,080,163	2,210,335
5.00% 9/1/18	214,313	228,078
5.00% 10/1/18	2,667	2,838
5.00% 2/1/19	4,818	5,125
5.00% 5/1/21	26,314	28,007
5.00% 9/1/25	19,794,999	21,232,167
5.50% 1/1/23	14,773	16,057
5.50% 4/1/23	54,337	59,062
6.00% 3/1/18	1,209,632	1,278,743
6.00% 8/1/22	45,626	50,069
7.00% 11/1/14	52	52
8.00% 10/1/16	57,266	60,037
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28	20,575,000	20,690,734
2.50% 11/1/28	29,820,000	29,922,506
3.00% 10/1/28	5,997,000	6,208,769
3.00% 11/1/28	49,687,000	51,301,828
3.50% 10/1/28	11,165,000	11,780,819
3.50% 11/1/28	17,645,000	18,557,576
Fannie Mae S.F. 20 yr
5.50% 12/1/29	192,245	210,092
6.50% 2/1/22	100,085	110,782
Fannie Mae S.F. 30 yr
4.00% 11/1/40	543,456	570,612
4.00% 9/1/41	369,060	387,230
4.00% 1/1/43	7,481,102	7,850,339
4.00% 1/1/43	1,138,595	1,194,880
4.50% 7/1/36	417,514	445,842
4.50% 11/1/40	1,210,653	1,293,839
4.50% 2/1/41	592,193	633,113
4.50% 3/1/41	1,693,122	1,810,566
4.50% 5/1/41	408,213	437,509
5.00% 4/1/33	448,474	487,920
5.00% 3/1/34	6,544	7,115
6.00% 9/1/34	492	545
6.00% 11/1/34	2,640	2,884

NQ-022 [9/13] 11/13 (11648) 3

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 4/1/36	10,176	$11,158
6.00% 12/1/36	852,858	944,498
6.00% 2/1/37	207,626	227,159
6.50% 6/1/29	1,642	1,815
6.50% 1/1/34	2,688	3,134
6.50% 4/1/36	4,512	5,051
6.50% 6/1/36	13,703	15,390
6.50% 10/1/36	10,216	11,370
6.50% 8/1/37	2,637	2,920
7.00% 12/1/34	2,040	2,333
7.00% 12/1/35	1,880	2,136
7.00% 4/1/37	1,141,174	1,267,596
7.00% 12/1/37	10,975	12,498
7.50% 6/1/31	1,152	1,340
7.50% 11/1/31	10,296	11,820
7.50% 4/1/32	846	983
7.50% 5/1/33	4,815	5,278
7.50% 6/1/34	733	851
8.00% 11/1/21	308	346
8.00% 7/1/23	1,551	1,611
8.00% 5/1/24	73,574	82,818
9.00% 8/1/22	71,462	79,122
9.25% 6/1/16	3,247	3,261
9.25% 8/1/16	15,593	15,664
10.00% 2/1/25	140,380	158,285
11.00% 9/1/15	3,387	3,406
11.00% 8/1/20	7,327	7,524
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/43	570,000	597,877
4.50% 11/1/43	21,469,000	22,864,487
5.50% 11/1/43	8,977,000	9,770,903
Freddie Mac
6.00% 1/1/17	6,088	6,174
6.50% 6/17/14	2	2
6.50% 3/1/16	231,736	242,605
Freddie Mac ARM
2.358% 4/1/33•	94,318	94,786
2.382% 2/1/35•	145,321	153,744
2.498% 7/1/36•	71,404	76,024
2.592% 4/1/34•	31,243	33,028
2.635% 7/1/38•	2,485,476	2,632,024
2.663% 2/1/37•	8,731	9,414

4 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
3.47% 10/1/36•	9,983	$10,648
5.007% 8/1/38•	50,945	53,279
5.68% 6/1/37•	565,377	604,348
6.18% 10/1/37•	493,356	527,348
Freddie Mac S.F. 15 yr
5.00% 6/1/18	1,427	1,512
5.00% 4/1/20	197,716	209,442
5.00% 12/1/22	32,843	35,481
8.00% 7/1/16	18,554	19,364
Freddie Mac S.F. 30 yr
4.00% 11/1/40	87,107	91,046
4.50% 10/1/39	1,691,696	1,800,345
4.50% 10/1/43	481,000	512,204
6.00% 2/1/36	3,982,656	4,382,620
6.00% 8/1/38	5,870,137	6,398,922
7.00% 11/1/33	781	879
8.00% 5/1/31	124,366	144,266
9.00% 9/1/30	85,873	94,364
11.00% 5/1/20	2,175	2,534
11.50% 6/1/15	2,142	2,179
11.50% 8/1/15	981	987
11.50% 2/1/16	8,780	8,975
11.50% 3/1/16	4,952	5,059
GNMA I GPM 30 yr
12.25% 1/15/14	416	417
GNMA I S.F. 15 yr
6.00% 1/15/22	2,584,361	2,828,325
GNMA I S.F. 30 yr
7.50% 12/15/23	56,612	65,778
7.50% 12/15/31	88,556	106,563
7.50% 1/15/32	1,824	2,165
8.00% 6/15/30	7,736	8,090
9.00% 5/15/16	3,585	3,602
9.00% 8/15/16	541	582
9.00% 9/15/16	1,639	1,675
9.00% 2/15/17	2,081	2,091
9.50% 12/15/16	2,012	2,168
9.50% 8/15/17	699	702
11.00% 10/15/15	24	25
11.00% 11/15/15	1,970	1,982
11.00% 1/15/16	1,395	1,428
11.00% 2/15/16	10,822	10,889

NQ-022 [9/13] 11/13 (11648) 5

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
11.00% 9/15/16	620	$624
11.00% 12/15/17	5,719	5,755
11.00% 4/15/19	4,434	4,462
11.00% 5/15/19	2,667	2,721
11.00% 6/15/19	14,161	14,588
11.00% 8/15/19	6,048	6,594
GNMA II GPM 30 yr
9.75% 12/20/16	4,729	4,754
9.75% 9/20/17	4,308	4,331
GNMA II S.F. 30 yr
9.50% 11/20/20	1,023	1,048
9.50% 9/20/21	13,688	15,880
9.50% 10/20/21	28,596	33,281
9.50% 11/20/21	28,792	33,372
10.50% 6/20/20	1,630	1,640
11.00% 9/20/15	8,114	8,307
11.00% 10/20/15	957	975
11.50% 1/20/18	8,341	9,238
11.50% 8/20/18	10,930	11,003
12.00% 4/20/14	330	332
12.00% 7/20/14	212	212
12.00% 8/20/14	320	322
12.00% 2/20/15	270	272
12.00% 4/20/15	1,120	1,127
12.00% 5/20/15	284	285
12.00% 7/20/15	211	212
12.00% 8/20/15	1,923	1,935
12.00% 9/20/15	3,445	3,579
12.00% 10/20/15	4,359	4,442
12.50% 1/20/14	177	178
Total Agency Mortgage-Backed Securities (cost $272,918,051)		276,916,006

Collateralized Debt Obligations – 1.13%
Avenue CLO II
144A 0.525% 10/30/17#•	5,468,784	5,445,925
Ballyrock CLO 2006-1
144A 0.482% 8/28/19#•	5,556,712	5,523,927
Duane Street CLO I
Series 2005-1A B 144A 0.716% 11/8/17#•	3,311,230	3,282,853
Gallatin CLO II 2005-1
144A 0.514% 8/15/17#•	23,732	23,703

6 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
KKR Financial CLO 2005-1
144A 0.534% 4/26/17#•	3,007,087	$2,995,059
Northwoods Capital
144A 1.295% 11/4/16#•	2,500,000	2,500,000
Total Collateralized Debt Obligations (cost $19,769,840)		19,771,467

Commercial Mortgage-Backed Securities – 1.11%
Bear Stearns Commercial Mortgage Securities
Series 2005-T20 A4A 5.293% 10/12/42•	1,005,000	1,075,252
Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44t•	990,000	1,049,670
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.567% 2/15/39•	75,039	76,854
Credit Suisse First Boston Mortgage Securities
Series 2004-C1 A4 4.75% 1/15/37•	1,553,556	1,557,227
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46#	1,360,000	1,505,676
Goldman Sach Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38•	4,160,284	4,241,538
Goldman Sach Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38•	1,160,000	1,256,535
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 A4 5.368% 12/15/44•	1,625,000	1,741,594
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	352,818	355,035
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A 4.989% 8/13/42	5,715,000	6,022,267
WF-RBS Commercial Mortgage Trust
Series 2013-C14 A5 3.337% 6/15/46	635,000	615,093
Total Commercial Mortgage-Backed Securities (cost $18,857,110)		19,496,741

Convertible Bonds – 1.23%
L-3 Communications Holdings 3.00% exercise price
$90.24, expiration date 8/1/35	5,520,000	6,037,500
Leap Wireless International 4.50% exercise price $93.21,
expiration date 7/10/14	15,261,000	15,604,373
Total Convertible Bonds (cost $20,920,373)		21,641,873

Corporate Bonds – 35.30%
Banking - 5.41%
Abbey National Treasury Services 3.05% 8/23/18	2,195,000	2,232,488
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15#	2,000	2,047
Bank of America
2.00% 1/11/18	1,575,000	1,550,510

NQ-022 [9/13] 11/13 (11648) 7

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.875% 3/22/17	2,975,000	$3,166,760
4.10% 7/24/23	1,530,000	1,523,537
Bank of Montreal 2.375% 1/25/19	4,580,000	4,586,980
BB&T 5.20% 12/23/15	6,410,000	6,955,760
BBVA U.S. Senior 4.664% 10/9/15	2,005,000	2,088,615
Branch Banking & Trust 0.574% 9/13/16•	9,975,000	9,859,051
HBOS Capital Funding 144A 6.071% 6/29/49#•	23,165,000	22,788,569
JPMorgan Chase Bank 0.584% 6/13/16•	1,750,000	1,731,286
KeyBank 5.45% 3/3/16	6,050,000	6,631,919
Morgan Stanley 4.10% 5/22/23	2,690,000	2,513,907
PNC Financial Services Group 4.483% 5/29/49•	2,250,000	2,250,000
Regions Financial 2.00% 5/15/18	2,535,000	2,463,308
Santander Holdings USA
3.00% 9/24/15	3,405,000	3,505,390
4.625% 4/19/16	2,090,000	2,215,858
SunTrust Bank 0.552% 8/24/15•	1,310,000	1,296,941
Union Bank 2.625% 9/26/18	3,460,000	3,496,652
USB Capital IX 3.50% 10/29/49•	6,960,000	5,359,200
USB Realty 144A 1.415% 12/22/49#•	400,000	344,000
Wells Fargo 4.125% 8/15/23	1,695,000	1,662,965
Wells Fargo Bank 0.473% 5/16/16•	1,825,000	1,806,819
Zions Bancorp
4.50% 3/27/17	2,325,000	2,443,152
4.50% 6/13/23	1,680,000	1,669,182
7.75% 9/23/14	685,000	726,595
		94,871,491
Basic Industry - 1.51%
Barrick Gold 4.10% 5/1/23	1,325,000	1,169,033
CF Industries 6.875% 5/1/18	7,410,000	8,714,516
Freeport-McMoRan Copper & Gold 144A
3.875% 3/15/23#	1,945,000	1,796,674
Georgia-Pacific 144A 5.40% 11/1/20#	5,750,000	6,443,962
Glencore Funding 144A 2.50% 1/15/19#	3,525,000	3,308,276
International Paper
5.25% 4/1/16	550,000	598,773
7.50% 8/15/21	3,000,000	3,697,419
Plains Exploration & Production 6.50% 11/15/20	705,000	757,236
		26,485,889
Brokerage - 0.64%
Jefferies Group
5.125% 1/20/23	2,415,000	2,438,435

8 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
5.875% 6/8/14	2,805,000	$2,917,200
Lazard Group
6.85% 6/15/17	1,762,000	1,998,809
7.125% 5/15/15	3,519,000	3,810,289
		11,164,733
Capital Goods - 1.76%
Caterpillar Financial Services 2.45% 9/6/18	5,675,000	5,784,896
Ingersoll-Rand Global Holding 144A 2.875% 1/15/19#	4,630,000	4,620,888
John Deere Capital 1.70% 1/15/20	14,000,000	13,232,898
URS 144A 4.35% 4/1/17#	7,140,000	7,301,485
		30,940,167
Communications - 3.67%
American Tower Trust I 144A 1.551% 3/15/18#	3,775,000	3,687,031
CC Holdings GS V 3.849% 4/15/23	3,000,000	2,710,458
COX Communications 144A 3.25% 12/15/22#	2,210,000	1,966,317
Crown Castle Towers 144A 3.214% 8/15/15#	2,790,000	2,846,863
Interpublic Group 2.25% 11/15/17	1,600,000	1,573,048
Rogers Communications 7.50% 3/15/15	5,960,000	6,529,955
SBA Tower Trust 144A 2.24% 4/16/18#	1,995,000	1,971,975
SES 144A 3.60% 4/4/23#	4,111,000	3,891,493
Telecom Italia Capital 5.25% 11/15/13	1,700,000	1,707,730
Telefonica Emisiones 3.192% 4/27/18	2,000,000	1,975,458
Time Warner Cable
5.85% 5/1/17	9,300,000	10,121,832
7.50% 4/1/14	2,705,000	2,793,294
8.25% 2/14/14	1,510,000	1,550,145
Verizon Communications
4.50% 9/15/20	3,165,000	3,370,902
5.15% 9/15/23	4,500,000	4,832,483
Virgin Media Secured Finance 6.50% 1/15/18	5,500,000	5,740,625
Vivendi 144A 3.45% 1/12/18#	6,920,000	7,006,362
		64,275,971
Consumer Cyclical - 4.46%
Daimler Finance North America 144A 1.875% 1/11/18#	7,370,000	7,304,097
Dollar General 4.125% 7/15/17	650,000	691,402
Ford Motor Credit
3.00% 6/12/17	1,000,000	1,028,750
4.25% 2/3/17	1,800,000	1,924,841
5.00% 5/15/18	5,055,000	5,550,648
General Motors 144A 3.50% 10/2/18#	1,665,000	1,669,163
Home Depot 2.25% 9/10/18	9,000,000	9,105,822

NQ-022 [9/13] 11/13 (11648) 9

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Host Hotels & Resorts 3.75% 10/15/23	1,365,000	$1,266,095
Hyundai Capital America
144A 2.125% 10/2/17#	255,000	254,615
144A 4.00% 6/8/17#	2,170,000	2,296,810
International Game Technology 5.35% 10/15/23	1,795,000	1,837,206
Lowe’s 1.625% 4/15/17	7,610,000	7,645,820
Marriott International 3.375% 10/15/20	1,460,000	1,457,502
Viacom 2.50% 9/1/18	5,560,000	5,556,158
Walgreen 1.80% 9/15/17	11,685,000	11,736,274
Wal-Mart Stores 1.95% 12/15/18	10,000,000	9,992,540
Western Union
2.875% 12/10/17	2,160,000	2,208,855
3.65% 8/22/18	910,000	945,302
Wyndham Worldwide 2.95% 3/1/17	5,570,000	5,720,568
		78,192,468
Consumer Non-Cyclical - 4.75%
AbbVie 1.75% 11/6/17	7,590,000	7,535,086
Anheuser-Busch 5.60% 3/1/17	4,490,000	5,092,706
Boston Scientific 2.65% 10/1/18	2,390,000	2,393,826
CareFusion
144A 3.30% 3/1/23#	2,295,000	2,154,108
6.375% 8/1/19	1,500,000	1,719,981
Celgene 2.30% 8/15/18	5,810,000	5,813,997
CR Bard 1.375% 1/15/18	7,605,000	7,375,747
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	5,734,505
Edwards Lifesciences 2.875% 10/15/18	2,455,000	2,448,180
Heineken 144A 1.40% 10/1/17#	10,800,000	10,628,215
Ingredion 1.80% 9/25/17	3,545,000	3,498,653
Korea Expressway 144A 1.875% 10/22/17#	2,610,000	2,555,033
Kraft Foods Group 2.25% 6/5/17	6,985,000	7,130,002
Mattel 1.70% 3/15/18	5,010,000	4,924,299
Molson Coors Brewing 2.00% 5/1/17	6,345,000	6,418,583
Newell Rubbermaid 2.05% 12/1/17	1,620,000	1,603,703
Pernod-Ricard
144A 2.95% 1/15/17#	4,970,000	5,160,286
144A 5.75% 4/7/21#	1,060,000	1,184,259
		83,371,169
Electric - 1.61%
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,684,303
Electricite de France 144A 5.25% 12/29/49#•	3,025,000	2,866,514
Jersey Central Power & Light 5.625% 5/1/16	4,560,000	5,021,768
NV Energy 6.25% 11/15/20	2,960,000	3,459,784

10 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
PPL Capital Funding 1.90% 6/1/18	3,810,000	$3,743,847
Southern 2.45% 9/1/18	10,405,000	10,518,248
		28,294,464
Energy - 2.50%
CNOOC Finance 2013 3.00% 5/9/23	3,015,000	2,715,436
Halliburton 3.50% 8/1/23	2,725,000	2,706,492
Petrobras International Finance 3.50% 2/6/17	13,190,000	13,426,774
Petrohawk Energy
7.25% 8/15/18	9,605,000	10,445,438
7.875% 6/1/15	315,000	321,413
Sinopec Group Overseas Development 144A
2.75% 5/17/17#	290,000	296,351
Total Capital 2.125% 8/10/18	3,915,000	3,954,776
Transocean 2.50% 10/15/17	4,840,000	4,857,622
Weatherford International 4.95% 10/15/13	30,000	30,038
Woodside Finance 144A 8.125% 3/1/14#	4,940,000	5,077,120
		43,831,460
Finance Companies - 1.40%
CDP Financial 144A 3.00% 11/25/14#	6,350,000	6,531,680
General Electric Capital
144A 3.80% 6/18/19#	2,235,000	2,340,695
4.375% 9/16/20	5,800,000	6,179,923
6.00% 8/7/19	3,620,000	4,218,172
International Lease Finance
6.625% 11/15/13	341,000	342,918
8.75% 3/15/17	3,596,000	4,144,390
UDR 3.70% 10/1/20	825,000	830,439
		24,588,217
Insurance - 2.56%
American International Group
6.40% 12/15/20	2,585,000	3,050,693
8.25% 8/15/18	505,000	630,955
Chubb 6.375% 3/29/67•	3,030,000	3,264,825
Metlife 1.756% 12/15/17	5,105,000	5,072,389
Metropolitan Life Global Funding I
144A 1.875% 6/22/18#	5,265,000	5,208,559
144A 3.125% 1/11/16#	7,500,000	7,822,778
Pricoa Global Funding I 144A 1.60% 5/29/18#	1,050,000	1,025,696
Principal Financial Group 1.85% 11/15/17	5,050,000	5,011,342
Prudential Financial 5.625% 6/15/43•	1,200,000	1,136,256
WellPoint 1.875% 1/15/18	10,535,000	10,453,385
ZFS Finance USA Trust II 144A 6.45% 12/15/65#•	2,045,000	2,172,813

NQ-022 [9/13] 11/13 (11648) 11

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
		44,849,691
Natural Gas - 2.20%
El Paso Pipeline Partners Operating 6.50% 4/1/20	3,240,000	3,741,967
Energy Transfer Partners
3.60% 2/1/23	1,905,000	1,777,935
4.15% 10/1/20	5,535,000	5,696,832
8.50% 4/15/14	229,000	237,847
GDF Suez 144A 1.625% 10/10/17#	7,595,000	7,570,734
Kinder Morgan Energy Partners 4.15% 2/1/24	4,745,000	4,665,649
Sempra Energy 2.30% 4/1/17	5,490,000	5,600,426
Williams Partners 7.25% 2/1/17	7,945,000	9,257,458
		38,548,848
Technology - 2.08%
Broadridge Financial Solutions 3.95% 9/1/20	1,245,000	1,259,057
Corning 1.45% 11/15/17	3,800,000	3,760,176
EMC 2.65% 6/1/20	5,365,000	5,318,813
Fidelity National Information Services 3.50% 4/15/23	525,000	473,186
Hewlett-Packard 3.00% 9/15/16	2,770,000	2,861,122
Microsoft 2.125% 11/15/22	2,660,000	2,425,037
National Semiconductor 6.60% 6/15/17	3,325,000	3,891,793
NetApp
2.00% 12/15/17	2,700,000	2,660,820
3.25% 12/15/22	400,000	367,996
Total System Services
2.375% 6/1/18	1,685,000	1,645,603
3.75% 6/1/23	1,530,000	1,418,959
Xerox
1.083% 5/16/14•	2,260,000	2,263,451
5.625% 12/15/19	3,300,000	3,671,168
6.35% 5/15/18	3,890,000	4,472,263
		36,489,444
Transportation - 0.75%
Burlington Northern Santa Fe 7.00% 2/1/14	4,235,000	4,321,428
ERAC USA Finance 144A 2.80% 11/1/18#	3,355,000	3,382,806
Penske Truck Leasing 144A 3.75% 5/11/17#	2,700,000	2,828,501
United Parcel Service 5.125% 4/1/19	2,340,000	2,690,495
		13,223,230
Total Corporate Bonds (cost $620,557,524)		619,127,242

12 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Municipal Bond – 0.24%
Railsplitter Tobacco Settlement Authority, Illinois Revenue
5.00% 6/1/15	3,995,000	$4,263,983
Total Municipal Bond (cost $4,082,988)		4,263,983

Non-Agency Asset-Backed Securities – 34.91%
Ally Master Owner Trust
Series 2010-4 A 1.252% 8/15/17•	13,780,000	13,928,672
Series 2011-1 A1 1.052% 1/15/16•	2,265,000	2,268,497
Series 2012-3 A1 0.882% 7/15/17•	9,000,000	9,046,476
Series 2013-2 A 0.632% 4/15/18•	5,050,000	5,038,395
American Express Credit Account Master Trust
Series 2008-6 A 1.382% 2/15/18•	2,500,000	2,545,185
Series 2011-1 B 0.882% 4/17/17•	3,750,000	3,757,718
Series 2013-1 A 0.602% 2/16/21•	13,475,000	13,475,000
ARI Fleet Lease Trust
Series 2012-A A 144A 0.732% 3/15/20#•	4,217,640	4,226,704
Series 2012-B A 144A 0.482% 1/15/21#•	10,666,213	10,647,814
Bank of America Credit Card Trust
Series 2006-A7 A7 0.222% 12/15/16•	2,656,000	2,644,250
Series 2007-A10 A10 0.252% 12/15/16•	4,900,000	4,891,004
Series 2007-A4 A4 0.222% 11/15/19•	6,495,000	6,455,965
Series 2008-C5 C5 4.932% 3/15/16•	15,700,000	15,729,092
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.582% 9/15/17#•	10,300,000	10,308,199
BMW Vehicle Lease Trust
Series 2012-1 A3 0.75% 2/20/15	6,575,000	6,582,200
Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A 0.882% 9/17/18#•	9,630,000	9,706,125
Series 2012-1A A2 144A 0.712% 2/18/20#•	4,600,000	4,614,352
Series 2012-2A A2 144A 0.662% 6/15/20#•	6,000,000	6,002,004
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.232% 11/15/19•	14,085,000	13,956,925
Series 2007-A2 A2 0.262% 12/16/19•	5,000,000	4,955,820
Series 2007-A7 A7 5.75% 7/15/20	2,075,000	2,404,755
Series 2013-A2 A2 0.362% 2/15/19•	7,500,000	7,486,545
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	2,317	2,318
Chase Issuance Trust
Series 2007-B1 B1 0.432% 4/15/19•	2,000,000	1,968,550
Series 2012-A10 A10 0.442% 12/16/19•	6,041,000	6,009,762
Series 2012-A2 A2 0.452% 5/15/19•	12,000,000	11,996,676
Series 2012-A6 A 0.312% 8/15/17•	13,000,000	12,982,723
Series 2012-A9 A9 0.332% 10/16/17•	11,500,000	11,487,776

NQ-022 [9/13] 11/13 (11648) 13

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2013-A3 A3 0.462% 4/15/20•	15,000,000	$14,886,780
Chesapeake Funding
Series 2012-1A A 144A 0.932% 11/7/23#•	6,763,398	6,781,098
Series 2012-2A A 144A 0.632% 5/7/24#•	10,620,000	10,599,822
Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.38% 5/22/17•	4,650,000	4,729,650
Series 2013-A1 A1 0.28% 4/24/17•	7,585,000	7,573,008
Series 2013-A2 A2 0.46% 5/26/20•	8,995,000	8,941,066
Citibank Omni Master Trust
Series 2009-A14A A14 144A 2.932% 8/15/18#•	15,780,000	16,110,496
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	391,126	407,141
Discover Card Execution Note Trust
Series 2010-A2 A1 0.762% 3/15/18•	10,000,000	10,063,270
Series 2011-A4 A4 0.532% 5/15/19•	7,810,000	7,807,056
Series 2012-A4 A4 0.552% 5/15/19•	10,255,000	10,258,733
Series 2012-A5 A5 0.382% 1/16/18•	4,000,000	4,001,520
Series 2013-A1 A1 0.482% 8/17/20•	9,300,000	9,285,297
Series 2013-A3 A3 0.362% 10/15/18•	7,000,000	6,988,534
Enterprise Fleet Financing
Series 2012-1 A2 144A 1.14% 11/20/17#	1,680,575	1,683,550
Series 2013-2 A2 144A 1.06% 3/20/19#	4,000,000	4,002,612
Ford Credit Floorplan Master Owner Trust A
Series 2010-3 A2 144A 1.882% 2/15/17#•	20,785,000	21,166,509
Series 2011-1 A2 0.782% 2/15/16•	17,990,000	18,017,453
Series 2013-1 A2 0.562% 1/15/18•	8,500,000	8,492,937
Series 2013-3 A2 0.482% 6/15/17•	5,000,000	4,991,625
Series 2013-5 A1 1.50% 9/15/18	15,000,000	15,121,470
GE Capital Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	2,140,000	2,116,503
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.93% 4/22/19•	24,865,000	25,045,197
Series 2012-4 A 0.62% 10/20/17•	9,125,000	9,135,238
Series 2013-1 A 0.58% 4/20/18•	19,000,000	18,953,925
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	5,825,000	5,812,960
Golden Credit Card Trust
Series 2012-3A A 144A 0.632% 7/17/17#•	17,580,000	17,606,335
Series 2012-5A A 144A 0.79% 9/15/17#	1,050,000	1,050,636
Series 2013-1A A 144A 0.432% 2/15/18#•	9,000,000	8,965,494
Series 2013-2A A 144A 0.611% 9/15/18#•	7,000,000	6,999,999
Gracechurch Card Funding
Series 2012-1A A1 144A 0.882% 2/15/17#•	14,615,000	14,687,330

14 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A 1.06% 11/15/17#	8,000,000	$8,030,896
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17#	3,500,000	3,489,427
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35#•	84,187	84,613
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	7,475,000	7,601,926
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	2,065,000	2,065,316
Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A 0.452% 11/15/16#•	7,345,000	7,345,000
Motor
Series 2013-1A A1 144A 0.679% 2/25/21#•	7,980,000	7,986,360
Navistar Financial Dealer Note Master Owner Trust II
Series 2011-1 A 144A 1.329% 10/25/16#•	8,850,000	8,853,991
Navistar Financial Owner Trust
Series 2012-A A2 144A 0.85% 3/18/15#	1,252,416	1,252,626
Nissan Master Owner Trust Receivables
Series 2012-A A 0.652% 5/15/17•	14,440,000	14,472,245
Series 2013-A A 0.482% 2/15/18•	7,420,000	7,407,549
PFS Financing
Series 2012-AA A 144A 1.382% 2/15/16#•	6,705,000	6,716,231
Series 2013-AA A 144A 0.732% 2/15/18#•	9,300,000	9,238,676
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.582% 10/15/15#•	3,700,000	3,726,305
Trinity Rail Leasing
Series 2012-1A A1 144A 2.266% 1/15/43#	2,060,476	2,025,091
Volkswagen Credit Auto Master Owner Trust
Series 2011-1A Note 144A 0.86% 9/20/16#•	14,500,000	14,609,925
Total Non-Agency-Asset Backed Securities
(cost $614,308,499)		612,308,923

Non-Agency Collateralized Mortgage Obligations – 0.05%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	92,453	92,315
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	107,328	112,055
Series 2005-6 7A1 5.50% 7/25/20	86,558	89,867
Bank of America Mortgage Securities
Series 2002-K 2A1 2.703% 10/20/32•	3,567	3,580
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27#	112,563	114,285

NQ-022 [9/13] 11/13 (11648) 15

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.207% 4/25/36•	293,976	$257,639
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.779% 12/25/34•	21,120	21,217
Series 2006-AR5 2A1 2.64% 4/25/36•	235,537	214,935
Total Non-Agency Collateralized Mortgage Obligations (cost $791,522)		905,893

Senior Secured Loan – 0.01%«
Seven Seas Cruises 1st Lien 4.75% 12/21/18	83,938	84,936
Total Senior Secured Loan (cost $84,093)		84,936

U.S. Treasury Obligation – 0.66%
U.S. Treasury Notes
2.50% 8/15/23∞	11,645,000	11,527,642
Total U.S. Treasury Obligation (cost $11,268,314)		11,527,642

Short-Term Investments – 10.90%
Discount Notes - 3.49%≠
Federal Home Loan Bank
0.015% 10/2/13	13,698,560	13,698,560
0.025% 11/15/13	4,249,757	4,249,702
0.045% 10/18/13	10,271,262	10,271,210
0.045% 10/23/13	24,496,728	24,496,581
0.065% 11/6/13	8,472,534	8,472,450
		61,188,503
Repurchase Agreements - 2.17%
Bank of America
0.02% dated 9/30/13, to be repurchased on 10/1/13,
repurchase price $17,339,878 (collateralized by U.S.
government obligations 0.00%-0.875% 6/26/14-
1/31/17, market value $17,686,670)	17,339,868	17,339,868
BNP Paribas
0.04% dated 9/30/13, to be repurchased on 10/1/13,
repurchase price $20,715,155 (collateralized by U.S.
government obligations 2.875%-3.625% 3/13/18-
2/15/21, market value $21,129,439)	20,715,132	20,715,132
		38,055,000
U.S. Treasury Obligations - 5.24%≠
U.S. Treasury Bills
0.001% 10/17/13	16,389,746	16,389,599
0.015% 10/10/13	20,094,037	20,093,956
0.02% 12/19/13	24,198,449	24,197,916

16 NQ-022 [9/13] 11/13 (11648)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.028% 10/24/13	4,598,982	$4,598,918
0.053% 11/14/13	26,705,363	26,704,642
		91,985,031
Total Short-Term Investments (cost $191,225,833)		191,228,534

Total Value of Securities – 103.64%
(cost $1,815,228,828)		1,817,918,975

Liabilities Net of Receivables and Other Assets – (3.64%)		(63,903,298)
Net Assets – 100.00%		$1,754,015,677

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $398,216,423, which represented 22.70% of the Fund’s net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	(32,455,762)	USD	31,534,942	10/1/13	$26,810
BAML	EUR	(1,818,506)	USD	2,459,274	10/2/13	(904)
BAML	EUR	1	USD	(11,637)	10/31/13	(11,637)
GSC	CAD	(17,805,025)	USD	17,304,913	10/1/13	19,752
JPMC	GBP	(10,150,452)	USD	16,359,331	10/1/13	(73,096)
JPMC	GBP	(20,712,261)	USD	33,396,138	10/2/13	(134,373)
JPMC	GBP	(7,968,864)	USD	12,898,562	10/3/13	$(1,904)
						$(175,352)

NQ-022 [9/13] 11/13 (11648) 17

Schedule of investments
Delaware Limited-Term Diversified Income Fund

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
479	U.S. Treasury 10 yr Notes	$59,663,052	$60,541,108	1/1/14	$878,056
(446)	U.S. Treasury Long Bonds	(57,542,407)	(59,485,250)	1/1/14	(1,942,843)
		$2,120,645			$(1,064,787)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
CAD – Canadian Dollar
CLO – Collateralized Loan Obligation
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans Administration
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year

18 NQ-022 [9/13] 11/13 (11648)

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds –Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

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Notes
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

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Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments was $1,815,662,182. At Sept. 30, 2013, net unrealized appreciation was $2,256,793 of which $17,583,694 related to unrealized appreciation of investments and $15,326,901 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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Notes
Delaware Limited-Term Diversified Income Fund

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage
Backed Securities[1]	$—	$943,273,297	$7,000,001	$950,273,298
Corporate Debt[1]	—	658,040,582	2,500,000	660,540,582
Senior Secured Loans	—	84,936	—	84,936
Municipal Bonds	—	4,263,983	—	4,263,983
Short-Term Investments	—	191,228,534	—	191,228,534
U.S. Treasury Obligation	—	11,527,642	—	11,527,642

Total	$—	$1,808,418,974	$9,500,001	$1,817,918,975
Foreign Currency Exchange Contracts	$—	$(175,352)	$—	$(175,352)
Futures Contracts	(1,064,787)	—	—	(1,064,787)

1 Security type is valued across multiple levels. the amount atributed to level 3 securities represents less than 1% of the total market value of this security type.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

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Notes
Delaware Limited-Term Diversified Income Fund

3. Derivatives (continued)

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Sept. 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Sept. 30, 2013, the Fund did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $3,870,000 in cash collateral for certain open derivatives. The Fund received $260,000 in cash collateral and $195,000 in securities collateral for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

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Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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Notes
Delaware Limited-Term Diversified Income Fund

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Sept. 30, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

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The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: